Significant accounting policies - Adjustments Resulting from Foreign Currency Translation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign Currency [Abstract]
Amounts (credited)/charged	$ (14,316)	$ 5,979	$ 590